Schedule of Equipment Geographical Region (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 24,906	$ 29,234
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	15,958	18,730
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	5,707	7,439
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 3,241	$ 3,065